Exhibit 99.7

Rebuttal Findings 03.11.2026

Seller:

Deal ID:

Total Loan Count: 528

Loans by Grade in Population
Loan Grade	Count	Percentage
1	528	100.00%

Trade Summary
Loan Status	Count	Percentage
Review Complete	528	100.00%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	3	3	3	0	3	0	0	0	0	0	3
1	525	0	0	525	0	0	0	0	0	0	525

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Credit	3	3	0	0	0	0	0
First Lien Position Not Confirmed	3	3	0	0	0	0	0